Leases - Narrative (Details)	1 Months Ended						3 Months Ended		12 Months Ended
	Nov. 30, 2022 room	Oct. 31, 2021 USD ($) unit contract thirdParty	Aug. 31, 2021	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2017	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 ft² unit	Sep. 30, 2019 unit	Feb. 28, 2019 unit	Oct. 31, 2018
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of lease									$ 0	$ 0	$ 160,000
Incentive from Lessor							$ 1,200,000			0
Number of contracts | contract		2
Proceeds from deposits from customers		$ 127,000
Number of clean rooms | room	3
Landlord works and tenant contributions									6,400,000
Number of third parties | thirdParty		2
Number of manufacturing properties | contract		2
Lease payments to be received									$ 1,159,000
Sublease, Lease Term One
Lessor, Lease, Description [Line Items]
Lease payments to be received		$ 97,000
Sublease, Lease Term 2
Lessor, Lease, Description [Line Items]
Lease payments to be received		$ 109,000
Imperial (Forest House) Limited
Lessor, Lease, Description [Line Items]
Lease term (in years)									10 years
Gain (loss) on termination of lease							$ 1,300,000
Imperial (Forest House) Limited | Additional Space
Lessor, Lease, Description [Line Items]
Option to enter additional lease, period (in months)									15 months
MediaWorks Corporate Headquarters | Additional Space
Lessor, Lease, Description [Line Items]
Lease term (in years)			9 years 11 months
Operating lease rent free period (in months)			18 months
Manufacturing Space in Enfield, United Kingdom
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of lease					$ 100,000
Lease termination fee expense					200,000
Manufacturing Space in Enfield, United Kingdom | Building
Lessor, Lease, Description [Line Items]
Lease term (in years)														15 years
Number of units (units) | unit														3	3
Leasehold Improvements												$ 4,100,000
Number of properties surrendered | unit													1
Number of contracts | unit		2
Office Space in Rockville, Maryland
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of lease					2,000,000.0
Office Space in Rockville, Maryland | Building
Lessor, Lease, Description [Line Items]
Lease term (in years)																5 years
Gain (loss) on termination of lease								$ 200,000
Office And Manufacturing Space in Rockville, Maryland
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of lease				$ 2,000,000.0
Gain on sale of leased right of use asset					$ 2,300,000
Impairment of leasehold										$ 2,400,000
Manufacturing Suite in Stevenage, United Kingdom | Manufacturing Facility
Lessor, Lease, Description [Line Items]
Operating lease rent free period (in months)						6 months
Manufacturing Space In Stevenage, United Kingdom
Lessor, Lease, Description [Line Items]
Number of square feet | ft²													70,000